Subsequent Events (Details)			12 Months Ended
	Mar. 03, 2025 $ / shares	Feb. 28, 2025 USD ($) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 30, 2025 USD ($) shares	Mar. 31, 2025 $ / shares	Jan. 31, 2025 $ / shares	Jan. 10, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 19, 2024	May 07, 2024 USD ($)
Subsequent Events [Line Items]
Debt issued principal												$ 1,150,000
Outstanding balance value												$ 140,000
Interest rate											50.00%
Principal monthly penalty percentage			1.00%
Proceeds from exercise of warrants | €
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Par share (in Dollars per share) | $ / shares										$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Outstanding balance						$ 185,956
Maturity date	September 3, 2026
Interest rate	8.00%								8.00%
Par share (in Dollars per share) | $ / shares									$ 0.559
Warrant exercisable price per share (in Dollars per share) | $ / shares							$ 0.4364	$ 0.559
Aggregate principal amount		$ 1,300,000							$ 1,230,000
Weighted-average discount percentage		23.00%
Proceeds from exercise of warrants		$ 1
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Conversion shares (in Shares) | shares						834,690
Par share (in Dollars per share) | $ / shares	$ 0.4364
Warrants to purchase shares (in Shares) | shares		2,864,397